To our shareholders:

	The stock market suffered its first major correction during the third quarter since early 2003. The major indices, such as the S&P 500 Index and the Dow declined 10-12% between July 13 and August 16. Fortunately, since late August there have been significant improvements and all major indexes are now positive for the year. Also, on September 18, the Federal Reserve cut the discount rate and federal funds rates by more than expected 0.5%, resulting in a market advance. Concurrently, a major 'buy signal' was also generated by our proprietary indicator.

	At the end of the third quarter, Volumetric was up 4.3% for the year and down 3.4% in the third quarter. This was one of those rare, aberrant quarters when the market outperformed Volumetric. For example, our usual standard of comparison, the S&P 500 index, was up 1.5% in the third quarter and up 7.6% for the year. As indicated in the table below, the large-cap Dow-Jones Index and the technology based NASDAQ did even better. In spite of this, Volumetric is still way ahead of the major indices since we introduced the Volume & Range System on September 1, 2000. By the way, Volumetric was up 8.7% in the last 12-month period.

    Please review the Comparative Index table in the next column. It indicates that the Volumetric Index reached $195,472, on September 30, 2007. This is equivalent to an 11.0% compounded growth rate since January 1, 1979, the beginning of our first full year of operation.

	The reason for our underperformance was due mostly to our over cautiousness in the third quarter. Once the big 10% correction had started, we raised our cash to 30% by early August. When the turnaround came, a few weeks later, the System, due to our high cash, did not fully participate in the recovery. Since then, however, we have reduced our cash to the current 15%.

                  Year to       Third          Since
                    Date        Quarter       9/01/00

Volumetric Fund   +  4.3%       - 3.2%       + 45.6%
S&P 500 Index     +  7.6        + 1.5         + 0.1
Dow Jones Ind.    + 11.5        + 3.6        + 23.6
NASDAQ            + 11.8        + 3.7        - 36.2




COMPARATIVE INDEX TABLE

    The following table shows the change in value of a $10,000 investment in Volumetric Fund since its inception, January 1, 1979, as measured by the Volumetric Index, in comparison with the Standard & Poor 500 Index and the Dow-Jones Industrials.

	 	Volumetric    S&P 500     Dow-Jones
    12/31         Index         Index     Industrials

9/30/07		195,472		149,625		161,750
  2006		187,400		138,992		145,080
  2005		176,228		129,881		133,135
  2004		172,799		126,097		133,949
  2003		152,246		115,692		129,861
  2002		116,682		 91,543		103,621
  2001		133,167		119,486		124,489
  2000		139,355		137,372		133,986
  1999		141,866		152,872		148,410
  1998		134,918	        127,898		114,054
  1997		121,987		100,971	 	 98,238
  1996		103,189		 77,072		 80,102
  1995		 89,336		 64,086	 	 63,566
  1994		 76,104		 47,786	 	 47,632
  1993	 	 77,839		 48,533		 46,634
  1992		 76,311		 45,335		 41,007
  1991		 68,902		 43,397		 39,364
  1990		 50,963		 34,539		 32,716
  1989		 53,743		 36,770		 34,201
  1988		 46,349		 28,896		 26,938
  1987		 38,637		 25,708		 24,085
  1986		 39,225		 25,197		 23,552
  1985		 36,524		 21,983		 19,213
  1984		 27,696		 17,401		 15,050
  1983		 25,963		 17,161		 15,635
  1982		 21,876		 14,633		 13,000
  1981		 18,712		 12,751		 10,869
  1980		 15,991		 14,125		 11,975
  1979		 11,630		 11,231		 10,419
  1978		 10,000		 10,000		 10,000

     The Volumetric Index indicates the Fund's total return after expenses were deducted and dividend distributions were reinvested. Unlike the Fund, the S&P 500 and Dow indices are unmanaged. They have no expenses and brokerage costs to affect the results. The market indices do not include reinvested dividends. The table does not reflect the deduction of taxes that a shareholder would pay on distributions.
PORTFOLIO REVIEW

 	During the third quarter, we purchased 26 new securities and sold 37. Currently we have 72 stocks. We have 56 gainers and 16 losers. Our average stock is up 17.3%. Our best performing stock is Deere & Co. up 106.8%. Our worst performing is Advanced Micro Devices, down 13.8%.

    The following table shows our five top performing stocks, as of September 30, 2007.

                                                  Purchase
                                 % Gain           Date

  1. Deere & Co.   	         106.8%	          8/17/06
  2. Thermo Fisher Scientific	  97.8	          1/18/05
  3. Cypress Semiconductor	  92.9	          7/31/06
  4. Lockheed Martin	          87.6	           2/1/05
  5. Leucadia National	          64.9	           3/8/07

    Purchases: Alaska Air Group, Brinks, Cooper Industries, Covance, Gilead Sciences, Johnson & Johnson, Loew's, Lowes, McDonalds, McCormick, Millipore, PPG Industries, Prudential Financial, Rohm & Haas, Ryder System, Safeco, Select Sector Consumer Discretionary SPDF, Select Sector Financial SPDF. Select Sector Health SPDF, Select Sector Technology SPDF, Standard & Poor 500 Index Trust, Sysco, Tetra Tech, Wachovia Bancorp.

    Sales: American Express, AmerisourceBergen, Arch Coal, Arrow Electronics, Barnes Group, Barnes & Noble, Boston Scientific, Cintas, Conagra, Disney W, Dress Barn, Earthlink, EDS, Federated Investors, Genesee & Wyoming, Healthextras, Jones Apparel, Lincoln National, Marsh McLennan, Marshall & Isley, Martin Marietta Materials, McKesson, Mohawk Industries, National Semi-conductor, Newell Rubbermaid, Pier 1, Pool Corp., Qualcomm, Safeway, Stanley Works, State Street Bank, Susquehanna Bank., Times Warner, Union Pacific, USEC, Wabash National, Zions Bancorp. Among the stocks sold, our most profitable was Martin Marietta Materials with a 67% gain.



PROXY VOTING INFORMATION

	Information is available to shareholders who are interested in the Fund's proxy voting record regarding its securities. This information is available without charge upon request. It may be obtained either by calling the Fund's toll-free number, 800-541-3863, or by visiting the SEC's website at www.sec.org.

DIVIDEND NEWS

	Volumetric Fund will declare its annual dividend and capital gain distributions in late December. The exact date of record, ex-dividend and payment dates will be determined by the Board of Directors. For information regarding projected dividends and distributions please give us a call around mid-December.

OUTLOOK

	The prospects for Volumetric for the fourth quarter are positive for the following reasons:

	First, we have received a major 'buy signal' for the market on September 18, as the Fed cut the discount and fed funds rates substantially by half a point. Second, the fourth quarter for the year is usually a strong one for the market. Third, and most importantly, in the 29 year history of Volumetric Fund there were 9 years when our Fund closed down more then 1% in the third quarter. In all those years, without exception, Volumetric Fund rose in the fourth quarter. During those nine years the Fund had an average gain of 8.1% in the fourth quarter. Consequently, we believe that a double digit gain, in the 10-15% range, or possibly even higher, is still achievable in 2007.

    By the way, during the first nine days of October Volumetric Fund's NAV jumped to $18.74, up 6.8% year-to-date, as the market opened October on a high note. We are In the process of reducing our cash to a nearly fully invested position in the coming weeks. We would like to thank you for your trust and confidence. Please call us, if you have any questions.


    October 9, 2007

    Sincerely,


/s/ Gabriel J. Gibs	/s/ Irene J. Zawitkowski


Gabriel J. Gibs		 Irene J. Zawitkowski
Chairman and CEO	 President






	       VOLUMETRIC FUND, INC.
	      STATEMENT OF NET ASSETS
	        September 30, 2007
	           (Unaudited)


COMMON STOCKS: 84.7%
		                              MARKET
SHARES	COMPANY	                              VALUE
	Aerospace/Defense: 5.5%
 5,000	DRS Technologies                    $275,600
 5,600	Goodrich	                     382,088
 4,000	Lockheed Martin	                     433,960
 3,900	Northrop Grumman	             304,200
                                          ----------
		                           1,395,848
                                          ----------

	Air Transport: 0.9%
 9,800	Alaska Air Group*	             226,282
                                          ----------

	Banking: 1.0%
 4,800	Wachovia Corp	                     240,720
                                          ----------

	Business Services: 3.2%
 4,300	Brinks Co.	                     240,284
 3,500	Covance	                             272,650
 6,000	Omnicom Group	                     288,540
                                          ----------
		                             801,474
                                          ----------

	Chemicals: 2.1%
 5,500	DuPont de Nemours	             272,580
 4,500	Rohm & Haas	                     250,515
                                          ----------
		                             523,095
                                          ----------
	Coal: 1.2%
 6,400	Consolidated Energy	             298,240
                                          ----------
	Communications: 2.2%
21,000	Brightpoint Inc.	             315,210
24,000	Tellabs*	                     228,480
                                          ----------
		                             543,690
                                          ----------

	Computers, Software: 1.1%
19,000	BEA Systems*	                     263,530
                                          ----------

	Drugs: 3.9%
 5,800	Abbott Laboratories	             310,996
 5,000	Barr Pharmaceuticals*	             284,550
 3,300	Gilead Sciences*	             134,871
 3,900	Johnson & Johnson	             256,230
                                          ----------
		                             986,647
                                          ----------
	Educational Services: 1.2%
18,600	Corinthian Colleges*	             295,926
                                          ----------

	Electrical/Electronics: 6.0%
17,300	Advance Micro Devices*	             228,360
16,000	Cypress Semiconductor*	             467,360
18,000	EMC Corp.*	                     374,400
 5,500	Harris Corp.        	             317,845
 4,100	Tektronix	                     113,734
                                          ----------
		                           1,501,699
                                          ----------

	Engineering: 1.0%
11,500	Tetra Tech*	                     242,880
                                          ----------
	Entertainment/Leisure: 1.0%
 6,600	Royal Caribbean Cruises	             257,598
                                          ----------

	Foods/Beverage: 4.0%
 5,600	Andersons	                     268,912
 4,200	General Mills	                     243,642
 6,600	McCormick	                     237,402
 7,200	Sysco Corp.	                     256,248
                                          ----------
		                           1,006,204
                                          ----------

	Forest Products: 0.8%
 4,685	Potlatch Forest	                     210,966
                                          ----------

	Indexes & Sector Funds: 8.0%
 7,000	Consumer Discretionary SPDR Fund     257,810
 7,200	Health Care SPDR Fund	             254,520
 7,500	Financial SPDR Fund	             257,400
 9,800	Technology SPDR Fund	             264,306
 6,300	Standard & Poor 500 Trust	     961,254
                                          ----------
		                           1,995,290
                                          ----------

	Insurance: 2.1%
 2,800	Prudential Financial 	             273,224
 4,200	Safeco Corp.	                     257,124
                                          ----------
		                             530,348
                                          ----------
	*  Non-income producing security


		                             MARKET
SHARES	COMPANY	                             VALUE
	Internet Services: 1.2%
 7,800	Ebay*	                            $304,356
                                          ----------

	Machinery/Tools: 5.9%
 7,000 	Albany International	             262,430
 3,500 	Deere & Co.	                     519,470
 3,100 	Parker Hannifin	                     346,673
 7,000 	Snap-on Inc.	                     346,780
                                          ----------
		                           1,475,353
                                          ----------
	Medical: 4.2%
 3,800 	Cardinal Health	                     237,614
 3,400 	Millipore*	                     257,720
 7,400 	Owens & Minor	                     281,866
 6,200 	St. Jude Medical*	             273,234
                                          ----------
		                           1,050,434
                                          ----------
	Metals/Steel: 2.3%
 8,200	Alcoa	                             320,784
11,000	Worthington Industries	             259,160
                                          ----------
		                             579,944
                                          ----------
	Misc./Diversified: 8.1%
 5,000	Cooper Industries	             255,450
11,500	Corning*	                     283,475
 6,200	Honeywell 	                     368,714
 4,700	ITT Industries	                     319,271
 6,325	Leucadia National	             304,992
 5,200	Loew's Corp.	                     251,420
 3,300	PPG Industries	                     249,315
                                          ----------
		                           2,032,637
                                          ----------
	Office Equipment: 1.2%
17,500	Xerox*	                             303,450
	Oil/Energy: 6.0%
 3,600	Apache Corp.	                     324,216
 8,800	BJ Services	                     233,640
 4,900	Murphy Oil	                     342,460
 7,000	National Fuel Gas	             327,670
 3,700	Sunoco	                             261,886
                                          ----------
		                           1,489,872
                                          ----------

	Precision Instruments: 3.2%
11,000	PerkinElmer	                     321,310
 8,300	Thermo Fisher Scientific*	     479,076
                                          ----------
		                             800,386
                                          ----------
	Publishing: 1.2%
 8,000	R.R. Donnelley & Sons	             292,480
                                          ----------

	Restaurants: 3.4%
13,500	Applebees International	             335,880
 5,000	McDonalds	                     272,350
 9,400	Starbucks*	                     246,280
                                          ----------
		                             854,510
                                          ----------
	Retail: 1.9%
13,500	Gap Inc.	                     248,940
 7,800	Lowe's Companies	             218,556
                                          ----------
		                             467,496
                                          ----------

	Transportation/Trucking: 0.9%
 4,600	Ryder System	                     225,400
TOTAL COMMON STOCKS:
 (COST	$18,180,859)	                  21,196,755
CASH EQUIVALENTS & RECEIVABLES: 15.3%
   Cash		                              23,504
   JP Morgan Prime Money Market Fund       4,021,956
   Dividends and interest receivable	      43,613
TOTAL CASH EQUIVALENTS/ RECEIVABLES	   4,089,073
TOTAL ASSETS		 25,285,828
LIABILITIES: Payable to broker 		    (265,320)
NET ASSETS: 100.0%		         $25,020,508
VOLUMETRIC SHARES OUTSTANDING		   1,366,813
NET ASSET VALUE PER SHARE		      $18.31










Volumetric Fund, Inc.
----------------------
87 Violet Drive
Pearl River, New York 10965
Tel: 845-623-7637
800-541-FUND
www.volumetric.com

Investment Adviser and
Transfer Agent
-----------------------
Volumetric Advisers, Inc.
Pearl River, New York

Custodian
--------------
J.P. Morgan Chase
New York, New York

Independent Auditors
---------------------
BKD, LLP
Houston, Texas

Board of Directors
-------------------
William P. Behrens
Gabriel J. Gibs, Chairman
Joseph Heaupl
Raymond T. Mundy
Stephen Samitt
Allan A. Samuels
David L. Seidenberg
Raymond W. Sheridan
Irene J. Zawitkowski


Officers
--------
Gabriel J. Gibs
    Chief Executive Officer, Portfolio Co-Manager
Irene J. Zawitkowski
    President, Portfolio Co-Manager
Jeffrey M. Gibs
    Vice President, Chief Compliance Officer